NOTE 3 - BANK DEPOSITS (Details)	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Interest rate	0.37%
Maturity term	6 months
Maximum [Member]
Interest rate	0.53%
Maturity term	12 months